Document and Entity Information	Apr. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2022
Entity Registrant Name	MSCI Inc.
Entity Central Index Key	0001408198
Entity Emerging Growth Company	false
Entity File Number	001-33812
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-4038723
Entity Address, Address Line One	7 World Trade Center
Entity Address, Address Line Two	250 Greenwich St
Entity Address, Address Line Three	49th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	804-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MSCI
Security Exchange Name	NYSE